UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

The Reporting Person has ceased providing investment advisory services to private investment vehicles as of June 30, 2012. Accordingly, this is the final 13F Notice filing by the Reporting Person.

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Centennial Energy Management, Inc.
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 028-14651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	      	Place,          and Date of Signing:
/s/ Peter K. Seldin	New York, NY    August 2, 2012



Report type (Check only one):

[]  13F Holdings Report.

[X]  13F Notice.

[ ]  13F Combination Report.



List of Other Managers Reporting for this Manager:


No.	Form 13F File Number		Name

1. 	028-03604			Peter K. Seldin